Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
(Portfolios of Money Market Obligations Trust)

Institutional Shares
Institutional Capital Shares
Institutional Service Shares
-------------------------------------------------------------------------------
SUPPLEMENT TO THE PROSPECTUSES DATED SEPTEMBER 30, 2003

For the combined Institutional Shares prospectus and the combined Institutional Service Shares prospectus, under the section entitled "How to Redeem Shares" and sub-section "Limitations on Redemption Proceeds", please replace the first heading entitled "Government Fund, Treasury Fund, Prime Fund and Prime Cash Fund" with "Government Fund, Treasury Fund, Prime Fund, Prime Cash Fund and Prime Value Fund", and replace the second heading entitled "Government Tax-Managed Fund, Municipal Fund, Prime Value Fund and Tax-Free Fund" with "Government Tax-Managed Fund, Municipal Fund and Tax-Free Fund."

For the combined Institutional Capital Shares prospectus, under the section entitled "How to Redeem Shares" and sub-section "Limitations on Redemption Proceeds", please replace the first heading entitled "Treasury Fund and Prime Cash Fund" with "Treasury Fund, Prime Cash Fund and Prime Value Fund", and replace the second heading entitled "Municipal Fund and Prime Value Fund" with "Municipal Fund".




                                                                  April 20, 2004

[Federated Logo]
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Federated Securities Corp., Distributor



Cusip 60934N104
Cusip 60934N807
Cusip 60934N856
Cusip 60934N849
Cusip 60934N658
Cusip 60934N641
Cusip 60934N633
Cusip 60934N625
Cusip 60934N617
Cusip 60934N591
Cusip 60934N203
Cusip 60934N708
Cusip 60934N583
Cusip 60934N575
Cusip 60934N567
Cusip 60934N401
Cusip 60934N880
Cusip 60934N500
Cusip 60934N872
Cusip 60934N823
30468 (4/04)